CONTINGENT LIABILITIES AND COMMITMENTS - Additional Information (Details) € in Millions, £ in Millions	6 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 GBP (£)
Disclosure of contingent liabilities [line items]
Provision	£ 955			£ 688
Interest refund customer remediation
Disclosure of contingent liabilities [line items]
Provision	623
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €		€ 1,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €			€ 40
Maximum | Interest refund customer remediation
Disclosure of contingent liabilities [line items]
Provision	684
Maximum | UK & Ireland Multilateral Interchange Fees
Disclosure of contingent liabilities [line items]
Estimated effect of litigation | €			€ 1,000
AXA France | Litigation and other regulatory
Disclosure of contingent liabilities [line items]
Litigation settlement, maximum potential exposure	528
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value	£ 0